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AllianceBernstein

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
                                                                          THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
                                                  -AllianceBernstein U.S. Value Portfolio ("U.S. Value Portfolio")
                            -AllianceBernstein U.S. Large Cap Growth Portfolio ("U.S. Large Cap Growth Portfolio")
                                -AllianceBernstein International Value Portfolio ("International Value Portfolio")
                              -AllianceBernstein International Growth Portfolio ("International Growth Portfolio")
                                -AllianceBernstein Short Duration Bond Portfolio ("Short Duration Bond Portfolio")
                                      -AllianceBernstein Global Core Bond Portfolio ("Global Core Bond Portfolio")
                    -AllianceBernstein Bond Inflation Protection Portfolio ("Bond Inflation Protection Portfolio")
                                                  -AllianceBernstein High-Yield Portfolio ("High-Yield Portfolio")
                                -AllianceBernstein Small-Mid Cap Value Portfolio ("Small-Mid Cap Value Portfolio")
                              -AllianceBernstein Small-Mid Cap Growth Portfolio ("Small-Mid Cap Growth Portfolio")
                                    -AllianceBernstein Multi-Asset Real Return Portfolio ("Multi-Asset Portfolio")
                            -AllianceBernstein Volatility Management Portfolio ("Volatility Management Portfolio")
                                                                (each a "Portfolio" and together the "Portfolios")
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Supplement dated March 8, 2012 to the Prospectus dated December 31, 2011 of the
AllianceBernstein Pooling Portfolios offering shares of the above-referenced
Portfolios.

                                   * * * * *

The following chart for each Portfolio listed below replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectuses for that Portfolio and reflects those persons responsible for day-to-day management of the Portfolio's portfolio.

U.S. Value Portfolio
--------------------

Employee               Length of Service    Title
--------------------------------------------------------------------------------
Christopher W. Marx    Since 2005           Senior Vice President of the Adviser
Joseph G. Paul         Since 2009           Senior Vice President of the Adviser
Greg L. Powell         Since 2011           Senior Vice President of the Adviser

International Value Portfolio
-----------------------------

Employee               Length of Service    Title
--------------------------------------------------------------------------------
Takeo Aso              Since 2012           Senior Vice President of the Adviser
Sharon E. Fay          Since 2005           Senior Vice President of the Adviser
Avi Lavi               Since 2012           Senior Vice President of the Adviser
Kevin F. Simms         Since 2005           Senior Vice President of the Adviser

                                   * * * * *

Multi-Asset Portfolio
---------------------

The Principal Strategies disclosure in the Summary Information for the Multi-Asset Portfolio in the Prospectus is revised to add after the fifth paragraph the following new paragraph to read as follows:

The Portfolio may invest in shares of exchange-traded funds ("ETFs") in lieu of making direct investments in equity or fixed-income securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Portfolio seeks to invest than direct investments.

Volatility Management Portfolio
-------------------------------

The fourth paragraph in the Principal Strategies disclosure in the Summary Information for the Volatility Management Portfolio in the Prospectus is revised to read as follows:

To effectuate the Portfolio's dynamic, opportunistic asset allocation approach, the Adviser may invest in derivatives or exchange-traded funds ("ETFs") rather than investing directly in equity securities. The Portfolio may use index futures or ETFs, for example, to gain broad exposure to a particular segment of the market, while buying representative equity securities to achieve exposure to another. The Adviser will choose investments, in each case, based on concerns of cost and efficiency of access. The Portfolio's holdings may be frequently adjusted to reflect the Adviser's assessment of changing risks. The Adviser believes that these adjustments can also frequently be made efficiently and economically through the use of derivatives strategies and/or ETFs. Similarly, when the Adviser decides to reduce (or eliminate) the Portfolio's exposure to the equity markets, the Adviser may choose to effect this change in exposure directly through securities sales or indirectly through derivatives transactions and/or ETFs. The asset classes selected may or may not be represented by the holdings of other of the Pooling Portfolios, because investment decisions for the Portfolio will be driven by risk mitigation concerns that may be best facilitated through exposure to asset classes not represented elsewhere in the investing Fund's overall exposure.

                                   * * * * *

The following supplements certain information under the heading "Management of the Portfolios - Portfolio Managers" in the Prospectus with respect to each Portfolio listed below.

U.S. Value Portfolio
--------------------
Portfolio and                                                            Principal Occupation During the Past
Responsible Group          Employee; Time Period; Title                               Five Years
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
AllianceBernstein      Christopher W. Marx; since 2005;            Senior Vice President of the Adviser, with which
U.S. Value Portfolio   Senior Vice President of the Adviser        he has been associated since prior to 2007.

U.S. Value Senior      Joseph G. Paul; since 2009;                 Senior Vice President of the Adviser, with which
Investment             Senior Vice President of the Adviser        he has been associated since prior to 2007. He
Management Team                                                    is also Chief Investment Officer--US Large Cap
                                                                   Value Equities, and leader of North American
                                                                   Value Equities and Advanced Value. Until 2009,
                                                                   he was Chief Investment Officer--Small and
                                                                   Mid-Capitalization Value Equities, Co-Chief
                                                                   Investment Officer of Real Estate Investments,
                                                                   and Chief Investment Officer of Advanced Value
                                                                   since prior to 2007.

                       Greg L. Powell; since 2011;                 Senior Vice President of the Adviser, with which
                       Senior Vice President of the Adviser        he has been associated since prior to 2007. He
                                                                   is also Director of Research--U.S. Large Cap
                                                                   Value Equities since 2010. Until 2010, he was
                                                                   director of research of Equity Hedge Fund
                                                                   Strategies since prior to 2007.

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
International Value Portfolio
-----------------------------
Portfolio and                                                            Principal Occupation During the Past
Responsible Group          Employee; Time Period; Title                               Five Years
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein      Takeo Aso; since 2012;                      Senior Vice President of the Adviser, with which
International Value    Senior Vice President of the Adviser        he has been associated since prior to 2007. He
Portfolio                                                          is also EAFE Director of Value Research and
                                                                   co-Director of Research for Japan Value Equities
International Value                                                since 2012. Prior thereto, Director of Research
Senior Investment                                                  for Japan Value Equities since prior to 2007.
Management Team

                       Sharon E. Fay; since 2005; Senior Vice      Senior Vice President of the Adviser, with which
                       President of the Adviser                    she has been associated since prior to 2007. She
                                                                   is also Head of AllianceBernstein Equities since
                                                                   2010 and Chief Investment Officer of Global
                                                                   Value Equities since prior to 2007.

                       Avi Lavi; since 2012; Senior Vice           Senior Vice President of the Adviser, with which
                       President of the Adviser                    he has been associated since prior to 2007.
                                                                   Global Director of Value Research since 2012 and
                                                                   Chief Investment Officer of UK and European
                                                                   Value Equities since prior to 2007.

                       Kevin F. Simms; since 2005; Senior Vice     Senior Vice President of the Adviser, with which
                       President of the Adviser                    he has been associated since prior to 2007. He
                                                                   is also Chief Investment Officer of
                                                                   International Value Equities since 2012 and was
                                                                   Co-CIO of the same service since prior to 2007.


                                   * * * * *

All Portfolios (except Short Duration Bond Portfolio, Global Core Bond Portfolio, Bond Inflation Protection Portfolio, High-Yield Portfolio, Multi-Asset Portfolio and Volatility Management Portfolio)

Under the heading "Additional Information About the Portfolios' Risks And Investments" in the Prospectus, the following is added as the last paragraph to the section titled Derivatives and sub-titled Options:

      -Other Option Strategies. In an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of its portfolio from a decline in value, sometimes within certain ranges, a Portfolio that invests in equity securities may use option strategies such as the concurrent purchase of a call or put option, including on individual securities and stock indexes, futures contracts (including on individual securities and stock indexes) or shares of ETFs at one strike price and the writing of a call or put option on the same individual security, stock index, futures contract or ETF at a higher strike price in the case of a call option or at a lower strike price in the case of a put option. The maximum profit from this strategy would result for the call options from an increase in the value of the individual security, stock index, futures contract or ETF above the higher strike price or for the put options the decline in the value of the individual security, stock index, futures contract or ETF below the lower strike price. If the price of the individual security, stock index, futures contract or ETF declines in the case of the call option or increases in the case of the put option, the Portfolio has the risk of losing the entire amount paid for the call or put options.

All Portfolios
--------------

Under the heading "Additional Information About the Portfolios' Risks And Investments", the following replaces the paragraph headed Investment in Other Investment Companies:

Investment in Exchange-Traded Funds and Other Investment Companies A Portfolio may invest in shares of ETFs (in certain cases, significantly), subject to the restrictions and limitations of the Investment Company Act of 1940 (the "1940 Act") or any applicable rules, exemptive orders or regulatory guidance. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. The ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indexes they track because the total return generated by the securities will be reduced by transaction costs incurred in buying and selling the ETFs. In addition, the ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indexes, expenses that will be indirectly borne by the Portfolio. Certain securities comprising the indexes tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their indexes. The market value of an ETF's shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF's shares trade at a discount to its NAV.

A Portfolio may also invest in investment companies other than ETFs as permitted by the 1940 Act or the rules and regulations thereunder. As with ETF investments, if the Portfolio acquires shares in other investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Portfolio's expenses. The Portfolios intend to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act.

                                   * * * * *

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.


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